Property, Plant and Equipment (Details) - Schedule of property, plant and equipment - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Property, Plant and Equipment [Line Items]
Total property plant and equipment, at cost	$ 16,134,989	$ 15,694,627
Less: accumulated depreciation	(9,033,890)	(8,485,922)
Property, plant and equipment, net	7,101,099	7,208,705
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,281,122	5,195,800
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,952,793	8,737,421
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,096,912	1,079,190
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	693,419	682,216
Construction in progress (“CIP”) [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 110,743